Securities - Debt Securities Credit Losses Roll Forward Recorded in Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other than Temporary Impairment [Roll Forward]
Beginning balance	$ 84	$ 88
Add: Subsequent OTTI credit losses	1	4
Less: Realized losses for securities sold	7	8
Ending balance	$ 78	$ 84